Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
Note 18. Share-based payments

Accounting policy
Since its inception, the Company has granted stock options (option sur actions, ‘‘OSA’’), warrants (bons de souscription d’actions, ‘‘BSA’’), founders’ warrants (bons de souscription de parts de créateur d’entreprise, ‘‘BSPCE’’) and free shares (attributions gratuites d’actions, ‘‘AGA’’) to corporate officers, employees and members of the Supervisory Board and consultants. In certain cases, exercise of the options and warrants is subject to performance conditions. The Company has no legal or contractual obligation to pay the options in cash.
These share-based compensation plans are settled in equity instruments.
The Company has applied IFRS 2 – Share-based Payment to all equity instruments granted to employees since 2006.
As required by IFRS 2 – Share-based Payment, the cost of compensation paid in the form of equity instruments is recognized as an expense, with a corresponding increase in shareholders’ equity for the vesting period during which the rights with respect to the equity instruments are earned.
The fair value of the equity instruments granted to employees is measured using the Black-Scholes or Monte Carlo model, as described below.
At each closing date, the number of options likely to become exercisable is re-examined. If applicable, changes to the estimated number of options expected to become exercisable are recognized in the consolidated statement of operations with a corresponding adjustment in equity.
Detail of share-based payments
The number of warrants and options outstanding on December 31, 2025 and their main characteristics, are detailed below:
Founders’ warrants

	Pre-2025 founders’ warrant plan
	BSPCE 2015-1	BSPCE 2015-03	BSPCE 2016 Ordinary	BSPCE 2016 Performance	BSPCE 2017 Ordinary	BSPCE 2017
Type of underlying asset	New shares	New shares	New shares	New shares	New shares	New shares
Number of founder’s warrants granted	71,650	53,050	126,400	129,250	117,650	80,000
Date of shareholders' resolution approving the plan	06/18/2014	06/18/2014	06/25/2015	06/25/2015	06/23/2016	06/23/2016
Grant date	02/10/2015	06/10/2015	02/02/2016	02/02/2016	01/07/2017	01/07/2017
Contractual expiration date	02/10/2025	06/10/2025	02/02/2026	02/02/2026	01/07/2027	01/07/2027
Grant price	—	—	—	—	—	—
Exercise price	€18.57	€20.28	€14.46	€14.46	€15.93	€15.93
Number of founders’ warrants as of December 31, 2025	—	—	66,850	55,200	94,050	80,000
Number of founders’ warrants exercised	—	—	30,300	42,900	3,000	—
Including founders’ warrants exercised during the period	—	—	29,967	42,900	3,000	—
Number of founders’ warrants lapsed or cancelled	71,650	53,050	29,250	31,150	20,600	—
Including founders’ warrants lapsed or cancelled during the period	67,750	27,350	—	—	—	—
Warrants (BSA)

	Pre-2025 warrant plans
	BSA 2015-1	BSA 2015-2 (a)	BSA 2018-2	BSA 2019-1	BSA 2020	BSA 2021 (a)
Type of underlying assets	New shares	New shares	New shares	New shares	New shares	New shares
Number of warrants granted	26,000	64,000	5,820	18,000	18,000	48,103
Date of shareholders' resolution approving the plan	06/18/2014	06/18/2014	05/23/2018	05/23/2018	04/11/2019	11/30/2020
Grant date	02/10/2015	06/25/2015	07/27/2018	03/29/2019	03/17/2020	04/20/2021
Contractual expiration date	02/10/2025	06/25/2025	07/27/2028	03/29/2029	03/17/2030	04/20/2031
Grant price	€4.87	€5.00	€2.36	€1.15	€0.29	€2.95
Exercise price	€17.67	€19.54	€16.10	€11.66	€6.59	€13.47
Number of warrants as of December 31, 2025	—	—	5,820	18,000	18,000	14,431
Number of warrants exercised	—	—	—	—	—	—
Including warrants exercised during the period	—	—	—	—	—	—
Number of warrants lapsed or cancelled	26,000	64,000	—	—	—	33,672
Including warrants lapsed or cancelled during the period	21,000	64,000	—	—	—	—

	Pre-2025 stock option plans
	OSA 2016-1 P	OSA 2016-2	OSA 2017 O	OSA 2018	OSA 2019-1	OSA LLY 2019	OSA 2020	OSA 2021-04 O
Type of underlying asset	New shares	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of options granted	6,400	4,000	3,500	62,000	37,500	500,000	407,972	143,200
Date of shareholders' resolution approving the plan	06/25/2015	06/23/2016	06/23/2016	06/14/2017	05/23/2018	04/11/2019	04/11/2019	11/30/2020
Grant date	02/02/2016	11/03/2016	01/07/2017	03/06/2018	03/29/2019	10/24/2019	03/11/2020	04/20/2021
Contractual expiration date	02/02/2026	11/03/2026	01/07/2027	03/06/2028	03/29/2029	10/24/2029	03/11/2030	04/20/2031
Grant price	—	—	—	—	—	—	—	—
Exercise price	€13.05	€14.26	€14.97	€12.87	€11.08	€6.41	€6.25	€13.74
Number of options as of December 31, 2025	400	4,000	500	50,000	24,750	500,000	306,807	38,532
Number of options exercised	—	—	—	—	—	—	53,900	—
Number of options as of Including options exercised during the period	—	—	—	—	—	—	53,900	—
Number of options lapsed or cancelled	6,000	—	3,000	12,000	12,750	—	47,265	104,668
Including options lapsed or cancelled during the period	—	—	—	—	—	—	8,000	—
Free shares

	Pre-2025 free shares plan vested
	AGA 2023 - P1	AGA 2023 - P1
Type of underlying assets	New shares	New shares
Number of free shares granted	427,110	439,210
Date of shareholders' resolution approving the plan	06/27/2023	06/27/2023
Grant date	06/27/2023	06/27/2023
Grant price	—	—
Exercise price	—	—
Number of free shares as of December 31, 2025	—	—
Number of free shares exercised	392,060	417,760
Including free shares exercised during the period	392,060	417,760
Number of free shares lapsed or cancelled	35,050	21,450
Including free shares lapsed or cancelled during the period	400	5,700

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2025	296,100	56,251	4,632,953	—	4,985,304

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2024	467,067	141,251	3,512,302	815,920	4,936,540

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2023	557,367	151,251	2,336,175	1,127,296	4,172,089
The measurement methods used to estimate the fair value of stock options, warrants and free shares are described below:
•The exercise price is based on the share price at the grant date;
•The risk-free rate was determined based on the average life of the instruments; and
•Volatility was determined based on volatility observed on Nanobiotix shares on the grant date and for a period equal to the life of the warrant or option
The performance conditions for all of the plans were assessed as follows:
•Performance conditions unrelated to the market were analyzed to determine the likely exercise date of the warrants and options and expense was recorded accordingly based on the probability these conditions would be met; and
•Market-related performance conditions were directly included in the calculation of the fair value of the instruments.
The fair value of the warrants and options was measured using the Black-Scholes model.
The threshold of 500 patients enrolled in all our clinical studies was reached in December 2023.

BSPCE	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2025 (in thousands of euros)	Expense for the year ended 2024 (in thousands of euros)	Expense for the year ended 2023 (in thousands of euros)
BSPCE 2016 Ordinary	14.46	14.46	59% - 62% - 60%	5.5/6/6.5	0.32%	0.00%	1,080	—	—	—
BSPCE 2016 P	14.46	14.46	59%	5	0.19%	0.00%	1,212	—	—	18
BSPCE 2017 O	15.93	15.93	58% - 61% - 59%	5.5/6/6.5	0.23%	0.00%	1,000	—	—	—
BSPCE 2017 P	15.93	15.93	59%	5	0.11%	0.00%	622	—	—	—
BSPCE 2017	15.93	15.93	59%	5	0.11%	0.00%	627	—	—	—
BSPCE 2017 P	15.93	15.93	59%	5	0.11%	0.00%	94	—	—	—
Total BSPCE	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	—	—	18

BSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2025 (in thousands of euros)	Expense for the year ended 2024 (in thousands of euros)	Expense for the year ended 2023 (in thousands of euros)
BSA 2018-2	16.10	16.10	38%	4.8	0.7% - 0.1%	0.00%	1	—	—	—
BSA 2019-1	11.66	11.66	37%	9.8/9.9	0.16% - 0.50%	0.00%	24	—	—	—
BSA 2020	6.59	6.59	38%	10	(0.13)% - (0.07)%	0.00%	19	—	—	—
BSA 2021 (a)	13.47	13.47	39.10%	10	0.27%	0.00%	44	—	—	—
Total BSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	—	—	—

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2025 (in thousands of euros)	Expense for the year ended 2024 (in thousands of euros)	Expense for the year ended 2023 (in thousands of euros)
OSA 2016 O	13.05	13.05	59% - 62% - 60%	5.5 / 6 /6.5	0.32%	0.0%	117	—	—	—
OSA 2016 P	13.05	13.05	59%	5	0.19%	0.0%	69	—	—	—
OSA 2016-2	14.26	14.26	58% - 62% - 59%	5.5 / 6 /6.5	0.04%	0.0%	27	—	—	—
OSA 2017 O	15.93	14.97	58% - 61% - 59%	5.5 / 6 /6.5	0.23%	0.0%	31	—	—	—
OSA 2017 P	15.93	14.97	59%	5	0.11%	0.0%	35	—	—	—
OSA 2018	12.87	12.87	35%	5.5 / 6 /6.5	0.00%	0.0%	252	—	—	—
OSA 2019-1	11.08	11.08	38.1% / 37.4%	6 /6.5	0.103% / 0.149%	0.0%	140	—	—	—
OSA 2019 LLY	6.41	6.41	37%	10	0.40%	0.0%	252	—	—	—
OSA 2020	6.25	6.25	38%	10	0.31%	0.0%	939	—	—	13
OSA 2021-04 O	13.60	13.74	38.9% - 37.8% - 38.3%	5.5 / 6 /6.5	0.38%/ 0.33%/ 0.28%	0.0%	684	—	5	34
OSA 2021-04 P	13.60	13.74	39.10%	10	0.03%	0.0%	1,816	124	226	216
OSA 2021-06 O	12.20	12.99	39.2% / 37.9% / 38.1%	5.5 6 6.5	0.35% 0.30% 0.26%	0.0%	246	—	13	47
OSA 2021-06 P	12.20	12.99	39.10%	10	0.13%	0.0%	212	24	24	24
OSA 2022-06 O	3.68	4.16	42.06% 41.21% 40.65%	5.5 / 6/6.5	1.83% / 1.87% / 1.90%	0.0%	580	23	86	267
OSA 2022-06 P	3.68	4.16	40.08%	10	2.28%	0.0%	80	3	11	20
OSA 2023 - 01 O	6.75	5.00	45.07% - 44.11% - 43.41%	5.55 / 6 / 6.5	2.85% / 2.83% / 2.82%	0.0%	1,255	242	544	321
OSA 2024 - 01 O	5.19	5.81	53.30% / 51.9% / 50.7%	5.4 / 5.9 / 6.4	3.00% / 3.02% / 3.02%	0.0%	3,107	1,274	1,138	—
OSA 2025 - 01 O	3.65	3.36	47.18% / 47.43% / 47.57%	5.4 / 5.9 / 6.4	2.83% / 2.91% / 2.98%	0.0%	15	7	—	—
OSA 2025 - 02 O	3.74	2.97	47.56% / 47.32% / 47.43%	5.4 / 5.9 / 6.4	2.53% / 2.61% / 2.70%	0.0%	2,523	954	—	—
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	2,652	2,047	941

AGA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2025 (in thousands of euros)	Expense for the year ended 2024 (in thousands of euros)	Expense for the year ended 2023 (in thousands of euros)
AGA 2021	13.60	0.00	n.a.	n.a.	0.63% 0.59%	0.00%	4,869	—	—	694
AGA 2022	3.68	0.00	n.a.	n.a.	0.95% 1.46%	0.00%	1,092	—	253	530
AGA 2023 - P1	4.87	0	n.a.	n.a.	3% 3.20%	0.00%	2,071	446	959	497
AGA 2023 - P2	4.87	0.00	n.a.	n.a.	3% 3.20%	0.00%	2,130	442	1,040	543
Total AGA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	888	2,252	2,264

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2025	—	—	2,652	888	3,540

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2024	—	—	2,047	2,252	4,298

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2023	18	—	941	2,264	3,222